CERTAIN TRANSACTIONS (Details 6) - Auspex [Member] $ in Millions	Dec. 31, 2015 USD ($)
Business Acquisition [Line Items]
Cash and cash equivalents	$ 201
Other current assets.	6
Deferred Taxes And Other Assets	126
Research and development in-process	3,143
Goodwil Aacquired	1,146
Total assets acquired	4,622
Current Liabilities	29
Deferred taxes	1,131
Total liabilities assumed	1,160
Net assets acquired	$ 3,462